Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
Central Index Key	0001584433
Amendment Flag	false
Document Creation Date	Aug. 28, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Aug. 29, 2014
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class A
Risk/Return:
Trading Symbol	DWGAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class 529-F-1
Risk/Return:
Trading Symbol	CDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-1
Risk/Return:
Trading Symbol	RDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-2
Risk/Return:
Trading Symbol	RDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-3
Risk/Return:
Trading Symbol	RDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-4
Risk/Return:
Trading Symbol	RDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-5
Risk/Return:
Trading Symbol	RDWFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-6
Risk/Return:
Trading Symbol	RDWGX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class B
Risk/Return:
Trading Symbol	DWGBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class C
Risk/Return:
Trading Symbol	DWGCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class F-1
Risk/Return:
Trading Symbol	DWGFX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class F-2
Risk/Return:
Trading Symbol	DWGHX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class 529-A
Risk/Return:
Trading Symbol	CDWAX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class 529-B
Risk/Return:
Trading Symbol	CDWBX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class 529-C
Risk/Return:
Trading Symbol	CDWCX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class 529-E
Risk/Return:
Trading Symbol	CDWEX
AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND (SM) | Class R-2E
Risk/Return:
Trading Symbol	RDEGX